Trade and other receivables - current	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Trade and other receivables - current	Non-current receivables

(in thousands of USD)	December 31, 2022	December 31, 2021
Shareholders loans to joint ventures	24	30,242
Derivatives	18,091	6,392
Other non-current receivables	13,855	14,426
Lease receivables	2,854	4,578
Investment	1	1
Total non-current receivables	34,825	55,639

The decrease in shareholders loans to joint ventures is related to the full repayment of the shareholders loan to TI Africa Ltd following the acquisition of the remaining 50% shares in TI Africa Ltd as well as the sale of Suezmax Bari in March 2022. In consequence of the sale, the shareholders loan to Bari Shipholding Ltd. was fully repaid. Please refer to Note 26 for more information on the shareholders loans to joint ventures.

The derivatives as of December 31, 2022 relate to the fair market value of the Interest Rate Swaps in connection with the financing for the long term charter parties with Valero for four Suezmaxes (Cap Quebec, Cap Pembroke, Cap Corpus Christi and Cap Port Arthur), Interest Rate Swaps in connection with the $713.0 million sustainability linked loan, Interest Rate Swaps in connection with the 73.45 million facility (Cedar and Cypress) and Interest Rate Swaps in connection with the $150 million facility (FSO Africa and FSO Asia). The increase relates to the higher fair market value of the Interest Rate Swaps in connection with an increasing interest rate environment.

The other non-current receivables mainly relate to the issuance of a bank guarantee for the amount of $12.3 million through a cash deposit in the context of the enforcement proceedings lodged by Unicredit on January 15, 2021 (see Note 22).

The lease receivables relate to the subleases of office space to third parties regarding the leased offices of Euronav UK and Euronav MI II Inc. (formerly Gener8 Maritime Inc.).

The maturity date of the non-current receivables is as follows:

(in thousands of USD)	December 31, 2022	December 31, 2021
Receivable:
Within two years	1,591	2,294
Between two and three years	16,101	20,368
Between three and four years	—	9,157
Between four and five years	3,663	—
More than five years	13,470	23,820
Total non-current receivables	34,825	55,639
Trade and other receivables - current

(in thousands of USD)	December 31, 2022	December 31, 2021
Receivable from contracts with customers	106,972	55,704
Receivable from contracts with customers - TI Pool	193,945	139,672
Accrued income	11,421	8,480
Accrued interest	2,329	580
Deferred charges	20,388	22,083
Deferred fulfillment costs	1,587	1,156
Other receivables	12,578	7,977
Lease receivables	1,699	2,091
Derivatives	15,870	2
Total trade and other receivables	366,789	237,745

The increase in receivables from contracts with customers mainly relates to an increase in market freight rates at year-end as well as the full consolidation of TI Asia Ltd and TI Africa Ltd.

The increase in receivables from contracts with customers - TI Pool relates to income to be received by the Group from the Tankers International Pool. These amounts increased in 2022 mainly due to increased market freight rates compared to December 31, 2021 and an increase in working capital per vessel.

Fulfillment costs represent primarily bunker costs incurred between the date on which the contract of a spot voyage charter was concluded and the next load port. These expenses are deferred according to IFRS 15 Revenue from Contracts with Customers and are amortized on a systematic basis consistent with the pattern of transfer of service.

The increase in other receivables is mainly due an increase in VAT recoverable.

The lease receivables relate to the sublease of office space to third parties regarding the leased offices of Euronav UK and Euronav MI II Inc. (formerly Gener8 Maritime Inc.).

The increase in derivatives as of December 31, 2022 relates to the higher fair market value of the Interest Rate Swaps allocated to the short term portion (see Note 11).

For currency and credit risk, we refer to Note 20.